Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 01, 2017
Income Taxes [Line Items]
Statutory income tax rate	21.00%	35.00%
Valuation allowance	$ 70,279	$ 50,881	$ 24,000
Deferred tax assets, gross	$ 81,940	$ 63,431	$ 24,000
UNITED STATES
Income Taxes [Line Items]
Statutory income tax rate	21.00%
Net operating loss carryforward	$ 38,000
Tax losses carry forward period	20 years
Valuation allowance	$ 18,000
CANADA
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Net operating loss carryforward	$ 7,000
Tax losses carry forward period	20 years
New Zealand
Income Taxes [Line Items]
Net operating loss carryforward	$ 53,000
Valuation allowance	$ 53,000
2degrees
Income Taxes [Line Items]
Statutory income tax rate	28.00%
Nueva Tel
Income Taxes [Line Items]
Statutory income tax rate	25.00%